Eaton Vance
VT Floating-Rate Income Fund
September 30, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.1%
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 9.362%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	$1,000	$ 862,653
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 9.55%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,000	849,048
BlueMountain CLO XXXIV, Ltd., Series 2022-34A, Class E, 8.513%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	918,838
Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 9.722%, (3 mo. USD LIBOR + 6.94%), 1/30/35(1)(2)	1,000	860,485
Neuberger Berman Loan Advisers CLO 49, Ltd., Series 2022-49A, Class E, 8.301%, (3 mo. SOFR + 7.00%), 7/25/34(1)(2)	1,000	924,275
OCP CLO, Ltd.:
Series 2022-24A, Class D, 5.461%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	1,000	908,092
Series 2022-24A, Class E, 9.081%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	2,000	1,711,644
Palmer Square CLO, Ltd., Series 2015-1A, Class DR4, 9.484%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	1,000	877,012
RAD CLO 5, Ltd., Series 2019-5A, Class E, 9.483%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	2,000	1,708,172
RAD CLO 11, Ltd., Series 2021-11A, Class E, 8.762%, (3 mo. USD LIBOR + 6.25%), 4/15/34(1)(2)	2,000	1,755,398
Riserva CLO, Ltd., Series 2016-3A, Class ERR, 9.24%, (3 mo. USD LIBOR + 6.50%), 1/18/34(1)(2)	2,250	1,861,537
Wellfleet CLO, Ltd.:
Series 2022-1A, Class D, 6.26%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	944,956
Series 2022-1A, Class E, 9.98%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	3,000	2,668,884
Series 2022-2A, Class E, 12.173%, (3 mo. SOFR + 8.56%), 10/18/35(1)(2)	500	463,719
Total Asset-Backed Securities (identified cost $19,597,481)		$ 17,314,713

Common Stocks — 0.5%
Security	Shares	Value
Aerospace and Defense — 0.0%(3)
IAP Global Services, LLC(4)(5)(6)	24	$ 99,694
		$ 99,694
Containers and Glass Products — 0.1%
LG Newco Holdco, Inc.(5)(6)	33,758	$ 466,985
		$ 466,985
Security	Shares	Value
Electronics/Electrical — 0.0%(3)
Skillsoft Corp.(5)(6)	66,843	$ 122,323
		$ 122,323
Health Care — 0.1%
Akorn Holding Company, LLC, Class A(5)(6)	58,449	$ 365,306
		$ 365,306
Nonferrous Metals/Minerals — 0.0%(3)
ACNR Holdings, Inc., Class A(5)(6)	2,056	$ 211,254
		$ 211,254
Oil and Gas — 0.1%
AFG Holdings, Inc.(4)(5)(6)	17,136	$ 43,868
McDermott International, Ltd.(5)(6)	103,251	50,335
QuarterNorth Energy, Inc.(5)(6)	2,872	351,820
		$ 446,023
Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(5)(6)	19,512	$ 26,732
Cumulus Media, Inc., Class A(5)(6)	24,069	169,205
iHeartMedia, Inc., Class A(5)(6)	8,298	60,824
		$ 256,761
Retailers (Except Food and Drug) — 0.0%(3)
David’s Bridal, LLC(4)(5)(6)	17,912	$ 0
Phillips Pet Holding Corp.(4)(5)(6)	285	91,964
		$ 91,964
Telecommunications — 0.0%(3)
GEE Acquisition Holdings Corp.(4)(5)(6)	13,555	$ 127,688
		$ 127,688
Utilities — 0.1%
Longview Intermediate Holdings, LLC, Class A(5)(6)	36,023	$ 540,345
		$ 540,345
Total Common Stocks (identified cost $4,037,637)		$ 2,728,343

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Convertible Preferred Stocks — 0.1%
Security	Shares	Value
Containers and Glass Products — 0.1%
LG Newco Holdco, Inc., Series A, 13.00%(5)(6)	5,114	$ 630,292
Total Convertible Preferred Stocks (identified cost $268,481)		$ 630,292

Corporate Bonds — 7.0%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.0%(3)
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	$250	$ 236,613
		$ 236,613
Air Transport — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	$1,275	$ 1,199,565
5.75%, 4/20/29(1)	950	830,561
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	550	512,998
United Airlines, Inc.:
4.375%, 4/15/26(1)	325	290,628
4.625%, 4/15/29(1)	325	269,740
		$ 3,103,492
Airlines — 0.1%
Air Canada, 3.875%, 8/15/26(1)	$475	$ 408,500
		$ 408,500
Automotive — 0.2%
Clarios Global, L.P./Clarios U.S. Finance Co.:
6.25%, 5/15/26(1)	$293	$ 280,208
6.75%, 5/15/25(1)	180	176,452
Tenneco, Inc., 5.125%, 4/15/29(1)	675	669,624
		$ 1,126,284
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	$300	$ 278,931
		$ 278,931
Security	Principal Amount (000's omitted)	Value
Business Equipment and Services — 0.5%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	$575	$ 513,515
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28(1)	2,500	1,909,869
Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.25%, 4/15/24(1)	575	555,643
		$ 2,979,027
Chemicals — 0.2%
INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)	$250	$ 208,490
Olympus Water US Holding Corp., 4.25%, 10/1/28(1)	975	751,047
		$ 959,537
Commercial Services — 0.1%
Garda World Security Corp., 4.625%, 2/15/27(1)	$700	$ 601,874
		$ 601,874
Communications Equipment — 0.5%
CommScope, Inc.:
4.75%, 9/1/29(1)	$1,000	$ 817,550
6.00%, 3/1/26(1)	2,000	1,844,600
		$ 2,662,150
Containers & Packaging — 0.2%
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)	$150	$ 136,802
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:
4.00%, 10/15/27(1)	450	378,179
4.375%, 10/15/28(1)	625	518,012
		$ 1,032,993
Diversified Financial Services — 0.1%
AG Issuer, LLC, 6.25%, 3/1/28(1)	$350	$ 303,271
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)	175	164,703
NFP Corp., 7.50%, 10/1/30(1)	175	166,283
		$ 634,257
Diversified Telecommunication Services — 0.6%
Altice France S.A.:
5.125%, 1/15/29(1)	$100	$ 73,968
5.125%, 7/15/29(1)	4,175	3,129,037
5.50%, 1/15/28(1)	400	317,378
		$ 3,520,383

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$650	$ 562,874
		$ 562,874
Ecological Services and Equipment — 0.2%
GFL Environmental, Inc.:
4.25%, 6/1/25(1)	$475	$ 446,452
5.125%, 12/15/26(1)	1,000	932,500
		$ 1,378,952
Electronics/Electrical — 0.2%
GoTo Group, Inc., 5.50%, 9/1/27(1)	$375	$ 230,808
Imola Merger Corp., 4.75%, 5/15/29(1)	1,325	1,120,976
		$ 1,351,784
Entertainment — 0.1%
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	$650	$ 503,240
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	101	101,109
		$ 604,349
Health Care — 0.5%
Medline Borrower, L.P., 3.875%, 4/1/29(1)	$1,725	$ 1,385,770
RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	175	144,855
Tenet Healthcare Corp., 4.25%, 6/1/29(1)	1,675	1,389,320
		$ 2,919,945
Hotels, Restaurants & Leisure — 0.4%
Carnival Corp., 4.00%, 8/1/28(1)	$2,450	$ 1,980,506
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	200	204,443
		$ 2,184,949
Household Products — 0.0%(3)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	$100	$ 87,878
		$ 87,878
Internet Software & Services — 0.2%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	$450	$ 351,983
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	875	833,700
		$ 1,185,683
IT Services — 0.1%
Rackspace Technology Global, Inc., 3.50%, 2/15/28(1)	$600	$ 397,512
		$ 397,512
Security	Principal Amount (000's omitted)	Value
Leisure Goods/Activities/Movies — 0.1%(3)
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	$225	$ 198,403
NCL Corp., Ltd., 5.875%, 2/15/27(1)	625	521,619
		$ 720,022
Machinery — 0.1%
Madison IAQ, LLC, 4.125%, 6/30/28(1)	$650	$ 523,041
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	350	298,412
		$ 821,453
Media — 0.4%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	$875	$ 175,262
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	200	166,958
5.25%, 8/15/27(1)	150	128,441
6.375%, 5/1/26	47	43,624
8.375%, 5/1/27	85	71,712
Univision Communications, Inc.:
4.50%, 5/1/29(1)	650	531,528
5.125%, 2/15/25(1)	500	475,447
7.375%, 6/30/30(1)	725	693,499
		$ 2,286,471
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corporation:
6.375%, 6/15/26(1)	$150	$ 140,370
7.00%, 6/15/25(1)	1,025	981,068
		$ 1,121,438
Pharmaceuticals — 0.0%(3)
Bausch Health Companies, Inc., 4.875%, 6/1/28(1)	$275	$ 177,755
		$ 177,755
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$400	$ 272,584
		$ 272,584
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	$550	$ 471,908
		$ 471,908

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Retail — 0.1%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$630	$ 522,333
		$ 522,333
Retailers (Except Food and Drug) — 0.0%(3)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	$100	$ 85,785
		$ 85,785
Software — 0.3%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	$375	$ 367,946
Sabre GLBL, Inc.:
7.375%, 9/1/25(1)	175	156,972
9.25%, 4/15/25(1)	225	215,722
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)	875	671,388
		$ 1,412,028
Technology — 0.1%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$825	$ 682,316
		$ 682,316
Telecommunications — 0.4%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	$550	$ 414,949
Lumen Technologies, Inc., 4.00%, 2/15/27(1)	1,225	1,031,418
VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	750	570,000
		$ 2,016,367
Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	$250	$ 219,047
SRS Distribution, Inc., 4.625%, 7/1/28(1)	325	279,562
		$ 498,609
Utilities — 0.1%
Calpine Corp.:
4.50%, 2/15/28(1)	$250	$ 220,795
5.25%, 6/1/26(1)	346	326,602
		$ 547,397
Total Corporate Bonds (identified cost $47,761,673)		$ 39,854,433

Exchange-Traded Funds — 0.5%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	76,000	$ 3,106,120
Total Exchange-Traded Funds (identified cost $3,501,320)		$ 3,106,120

Preferred Stocks — 0.1%
Security	Shares	Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(4)(5)(6)	839	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., 15.00% (PIK)(5)(6)	971	$ 601,413
		$ 601,413
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC:
Series A, 8.00% (PIK)(4)(5)(6)	494	$ 0
Series B, 12.00% (PIK)(4)(5)(6)	2,012	0
		$ 0
Total Preferred Stocks (identified cost $162,891)		$ 601,413

Senior Floating-Rate Loans — 82.8%(7)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.8%
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 5.052%, (6 mo. USD LIBOR + 3.50%), 1/18/27	$486	$ 471,103
Dynasty Acquisition Co., Inc.:
Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 4/6/26	2,094	1,936,725
Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 4/6/26	1,126	1,041,511
IAP Worldwide Services, Inc.:
Revolving Loan, 0.75%, 7/18/23(8)	133	127,556
Term Loan - Second Lien, 10.174%, (3 mo. USD LIBOR + 6.50%), 7/18/23(4)	168	130,285
Spirit Aerosystems, Inc., Term Loan, 6.865%, (1 mo. USD LIBOR + 3.75%), 1/15/25	369	366,508
TransDigm, Inc.:
Term Loan, 5.924%, (3 mo. USD LIBOR + 2.25%), 8/22/24	2,232	2,173,715

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense (continued)
TransDigm, Inc.: (continued)
Term Loan, 5.924%, (3 mo. USD LIBOR + 2.25%), 5/30/25	$1,384	$ 1,331,041
WP CPP Holdings, LLC, Term Loan, 6.56%, (3 mo. USD LIBOR + 3.75%), 4/30/25	2,707	2,430,554
		$ 10,008,998
Airlines — 1.0%
American Airlines, Inc., Term Loan, 7.46%, (3 mo. USD LIBOR + 4.75%), 4/20/28	$2,150	$ 2,088,635
Mileage Plus Holdings, LLC, Term Loan, 8.777%, (3 mo. USD LIBOR + 5.25%), 6/21/27	2,399	2,412,029
United Airlines, Inc., Term Loan, 6.533%, (3 mo. USD LIBOR + 3.75%), 4/21/28	1,487	1,425,830
		$ 5,926,494
Auto Components — 1.5%
Adient US, LLC, Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 4/10/28	$1,065	$ 1,008,700
American Axle and Manufacturing, Inc., Term Loan, 5.06%, (USD LIBOR + 2.25%), 4/6/24(9)	1,070	1,050,385
Chassix, Inc., Term Loan, 7.858%, (USD LIBOR + 5.50%), 11/15/23(9)	500	460,058
Clarios Global, L.P., Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 4/30/26	2,451	2,326,506
DexKo Global, Inc., Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 10/4/28	647	595,249
Garrett LX I S.a.r.l., Term Loan, 6.06%, (3 mo. USD LIBOR + 3.25%), 4/30/28	421	400,764
LTI Holdings, Inc.:
Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 9/6/25	1,370	1,273,336
Term Loan, 7.615%, (1 mo. USD LIBOR + 4.50%), 7/24/26	517	488,752
Tenneco, Inc., Term Loan, 6.115%, (1 mo. USD LIBOR + 3.00%), 10/1/25	807	794,948
TI Group Automotive Systems, LLC, Term Loan, 6.924%, (3 mo. USD LIBOR + 3.25%), 12/16/26	419	401,880
		$ 8,800,578
Automobiles — 0.4%
Bombardier Recreational Products, Inc., Term Loan, 5.115%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$1,407	$ 1,342,393
MajorDrive Holdings IV, LLC, Term Loan, 7.125%, (3 mo. USD LIBOR + 4.00%), 6/1/28	1,267	1,168,624
		$ 2,511,017
Borrower/Description	Principal Amount (000's omitted)	Value
Beverages — 0.4%
Arterra Wines Canada, Inc., Term Loan, 7.142%, (3 mo. USD LIBOR + 3.50%), 11/24/27	$590	$ 555,604
City Brewing Company, LLC, Term Loan, 6.185%, (1 mo. USD LIBOR + 3.50%), 4/5/28	420	329,898
Triton Water Holdings, Inc., Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 3/31/28	1,311	1,178,189
		$ 2,063,691
Biotechnology — 0.6%
Alkermes, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 2.50%), 3/12/26	$182	$ 175,610
Alltech, Inc., Term Loan, 7.115%, (1 mo. USD LIBOR + 4.00%), 10/13/28	868	834,786
Grifols Worldwide Operations USA, Inc., Term Loan, 5.115%, (1 mo. USD LIBOR + 2.00%), 11/15/27	2,335	2,221,257
		$ 3,231,653
Building Products — 1.4%
ACProducts, Inc., Term Loan, 7.325%, (USD LIBOR + 4.25%), 5/17/28(9)	$2,224	$ 1,643,637
Cornerstone Building Brands, Inc., Term Loan, 6.068%, (1 mo. USD LIBOR + 3.25%), 4/12/28	2,793	2,312,908
CPG International, Inc., Term Loan, 4.092%, (SOFR + 2.50%), 4/28/29	900	879,750
LHS Borrower, LLC, Term Loan, 7.884%, (SOFR + 4.75%), 2/16/29	1,766	1,443,807
MI Windows and Doors, LLC, Term Loan, 6.634%, (SOFR + 3.50%), 12/18/27	169	164,669
Standard Industries, Inc., Term Loan, 6.675%, (6 mo. USD LIBOR + 2.50%), 9/22/28	1,622	1,577,895
		$ 8,022,666
Capital Markets — 2.7%
Advisor Group, Inc., Term Loan, 7.615%, (1 mo. USD LIBOR + 4.50%), 7/31/26	$2,365	$ 2,251,270
Aretec Group, Inc., Term Loan, 7.384%, (SOFR + 4.25%), 10/1/25	1,785	1,729,531
Axalta Coating Systems US Holdings, Inc., Term Loan, 5.424%, (3 mo. USD LIBOR + 1.75%), 6/1/24	701	691,706
Brookfield Property REIT, Inc., Term Loan, 5.609%, (SOFR + 2.50%), 8/27/25	569	551,522
Edelman Financial Center, LLC, Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 4/7/28	1,780	1,636,470
EIG Management Company, LLC, Term Loan, 6.865%, (1 mo. USD LIBOR + 3.75%), 2/22/25	191	185,270
FinCo I, LLC, Term Loan, 5.615%, (1 mo. USD LIBOR + 2.50%), 6/27/25	1,176	1,166,850

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Capital Markets (continued)
Focus Financial Partners, LLC:
Term Loan, 5.115%, (1 mo. USD LIBOR + 2.00%), 7/3/24	$1,170	$ 1,143,219
Term Loan, 5.615%, (1 mo. USD LIBOR + 2.50%), 6/30/28	716	694,965
HighTower Holdings, LLC, Term Loan, 6.732%, (3 mo. USD LIBOR + 4.00%), 4/21/28	990	921,938
Hudson River Trading, LLC, Term Loan, 6.164%, (SOFR + 3.00%), 3/20/28	1,529	1,384,666
LPL Holdings, Inc., Term Loan, 4.314%, (1 mo. USD LIBOR + 1.75%), 11/12/26	1,458	1,439,312
Mariner Wealth Advisors, LLC:
Term Loan, 6.223%, (SOFR + 3.25%), 8/18/28	39	37,473
Term Loan, 7.065%, (SOFR + 3.25%), 8/18/28	235	224,275
Victory Capital Holdings, Inc.:
Term Loan, 4.543%, (3 mo. USD LIBOR + 2.25%), 7/1/26	681	660,244
Term Loan, 5.384%, (SOFR + 2.25%), 12/29/28	353	340,377
		$ 15,059,088
Chemicals — 3.5%
Aruba Investments, Inc., Term Loan, 7.084%, (1 mo. USD LIBOR + 4.00%), 11/24/27	$419	$ 386,899
Charter NEX US, Inc., Term Loan, 6.556%, (3 mo. USD LIBOR + 3.75%), 12/1/27	1,065	1,011,935
CPC Acquisition Corp., Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 12/29/27	1,379	1,081,940
Gemini HDPE, LLC, Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), 12/31/27	422	405,044
GEON Performance Solutions, LLC, Term Loan, 8/18/28(10)	600	581,625
Groupe Solmax, Inc., Term Loan, 8.392%, (3 mo. USD LIBOR + 4.75%), 5/29/28	1,064	953,155
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 6.57%, (3 mo. USD LIBOR + 3.50%), 8/28/26	159	151,663
INEOS Styrolution US Holding, LLC, Term Loan, 5.865%, (1 mo. USD LIBOR + 2.75%), 1/29/26	1,506	1,408,052
Kraton Corporation, Term Loan, 6.718%, (SOFR + 3.25%), 3/15/29	373	360,376
Lonza Group AG, Term Loan, 7.674%, (3 mo. USD LIBOR + 4.00%), 7/3/28	1,685	1,515,834
Messer Industries GmbH, Term Loan, 6.174%, (3 mo. USD LIBOR + 2.50%), 3/2/26	810	777,403
Momentive Performance Materials, Inc., Term Loan, 6.37%, (1 mo. USD LIBOR + 3.25%), 5/15/24	2,782	2,701,593
Olympus Water US Holding Corporation:
Term Loan, 7.438%, (3 mo. USD LIBOR + 3.75%), 11/9/28	744	680,638
Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals (continued)
Olympus Water US Holding Corporation: (continued)
Term Loan, 8.153%, (SOFR + 4.50%), 11/9/28	$348	$ 323,111
Orion Engineered Carbons GmbH, Term Loan, 5.924%, (3 mo. USD LIBOR + 2.25%), 9/24/28	297	288,276
Rohm Holding GmbH, Term Loan, 8.121%, (6 mo. USD LIBOR + 4.75%), 7/31/26	563	444,651
Starfruit Finco B.V., Term Loan, 5.865%, (1 mo. USD LIBOR + 2.75%), 10/1/25	1,162	1,093,696
Trinseo Materials Operating S.C.A.:
Term Loan, 5.115%, (1 mo. USD LIBOR + 2.00%), 9/6/24	1,304	1,258,079
Term Loan, 5.615%, (1 mo. USD LIBOR + 2.50%), 5/3/28	568	522,624
Tronox Finance, LLC:
Term Loan, 5.83%, (USD LIBOR + 2.25%), 3/10/28(9)	867	825,243
Term Loan, 6.803%, (SOFR + 3.25%), 4/4/29	224	216,599
W.R. Grace & Co.-Conn., Term Loan, 7.438%, (3 mo. USD LIBOR + 3.75%), 9/22/28	2,853	2,689,365
		$ 19,677,801
Commercial Services & Supplies — 2.6%
Allied Universal Holdco, LLC, Term Loan, 6.865%, (1 mo. USD LIBOR + 3.75%), 5/12/28	$163	$ 143,503
Asplundh Tree Expert, LLC, Term Loan, 4.865%, (1 mo. USD LIBOR + 1.75%), 9/7/27	711	695,668
Clean Harbors, Inc., Term Loan, 5.115%, (1 mo. USD LIBOR + 2.00%), 10/8/28	372	370,420
Covanta Holding Corporation:
Term Loan, 5.615%, (1 mo. USD LIBOR + 2.50%), 11/30/28	1,578	1,533,529
Term Loan, 5.615%, (1 mo. USD LIBOR + 2.50%), 11/30/28	119	115,363
EnergySolutions, LLC, Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 5/9/25	1,289	1,195,663
Garda World Security Corporation, Term Loan, 7.24%, (3 mo. USD LIBOR + 4.25%), 10/30/26	1,727	1,633,798
GFL Environmental, Inc., Term Loan, 5.806%, (3 mo. USD LIBOR + 3.00%), 5/30/25	2,234	2,214,002
Harsco Corporation, Term Loan, 5.375%, (1 mo. USD LIBOR + 2.25%), 3/10/28	247	217,250
LABL, Inc., Term Loan, 8.115%, (1 mo. USD LIBOR + 5.00%), 10/29/28	596	540,267
Monitronics International, Inc., Term Loan, 10.306%, (3 mo. USD LIBOR + 7.50%), 3/29/24	1,016	681,873
PECF USS Intermediate Holding III Corporation, Term Loan, 7.365%, (1 mo. USD LIBOR + 4.25%), 12/15/28	521	447,137

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
Phoenix Services International, LLC:
DIP Loan, 3/28/23(10)	$121	$ 121,173
Term Loan, 8.25%, (USD Prime + 2.75%), 3/1/25	641	131,077
Prime Security Services Borrower, LLC, Term Loan, 5.303%, (1 mo. USD LIBOR + 2.75%), 9/23/26	1,486	1,442,194
SITEL Worldwide Corporation, Term Loan, 6.87%, (1 mo. USD LIBOR + 3.75%), 8/28/28	1,906	1,848,577
Tempo Acquisition, LLC, Term Loan, 6.034%, (SOFR + 3.00%), 8/31/28	640	625,244
TMS International Corp., Term Loan, 5.657%, (USD LIBOR + 2.75%), 8/14/24(9)	147	138,164
TruGreen Limited Partnership, Term Loan, 7.115%, (1 mo. USD LIBOR + 4.00%), 11/2/27	839	795,841
		$ 14,890,743
Communications Equipment — 0.4%
CommScope, Inc., Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 4/6/26	$2,097	$ 1,938,312
Tiger Acquisition, LLC, Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 6/1/28	371	344,953
		$ 2,283,265
Construction Materials — 0.8%
Oscar Acquisition Co, LLC, Term Loan, 8.153%, (SOFR + 4.50%), 4/29/29	$875	$ 807,734
Quikrete Holdings, Inc.:
Term Loan, 5.74%, (1 mo. USD LIBOR + 2.63%), 2/1/27	2,105	2,026,812
Term Loan, 6.115%, (1 mo. USD LIBOR + 3.00%), 6/11/28	1,593	1,537,483
		$ 4,372,029
Containers & Packaging — 1.4%
Berlin Packaging, LLC, Term Loan, 6.382%, (USD LIBOR + 3.75%), 3/11/28(9)	$965	$ 912,564
Berry Global, Inc., Term Loan, 4.178%, (3 mo. USD LIBOR + 1.75%), 7/1/26	682	661,975
BWAY Holding Company, Term Loan, 5.814%, (1 mo. USD LIBOR + 3.25%), 4/3/24	1,335	1,248,258
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.309%, (SOFR + 4.18%), 4/13/29	3,192	3,019,403
Pretium PKG Holdings, Inc., Term Loan, 6.502%, (USD LIBOR + 4.00%), 10/2/28(9)	496	449,106
Proampac PG Borrower, LLC, Term Loan, 6.349%, (USD LIBOR + 3.75%), 11/3/25(9)	870	816,325
Trident TPI Holdings, Inc.:
Term Loan, 6.30%, (3 mo. USD LIBOR + 4.00%), 9/15/28(8)	74	70,497
Borrower/Description	Principal Amount (000's omitted)	Value
Containers & Packaging (continued)
Trident TPI Holdings, Inc.: (continued)
Term Loan, 7.674%, (3 mo. USD LIBOR + 4.00%), 9/15/28	$520	$ 494,851
		$ 7,672,979
Distributors — 0.5%
Autokiniton US Holdings, Inc., Term Loan, 7.185%, (1 mo. USD LIBOR + 4.50%), 4/6/28	$1,136	$ 1,049,034
Phillips Feed Service, Inc., Term Loan, 9.993%, (1 mo. USD LIBOR + 7.00%), 11/13/24(4)	52	41,860
White Cap Buyer, LLC, Term Loan, 6.784%, (SOFR + 3.75%), 10/19/27	2,018	1,895,198
		$ 2,986,092
Diversified Consumer Services — 0.1%
Corporation Service Company, Term Loan, 8/31/29(10)	$325	$ 317,687
Sotheby's, Term Loan, 7.012%, (3 mo. USD LIBOR + 4.50%), 1/15/27	324	313,815
		$ 631,502
Diversified Telecommunication Services — 2.2%
Altice France S.A., Term Loan, 6.905%, (3 mo. USD LIBOR + 4.00%), 8/14/26	$481	$ 437,938
CenturyLink, Inc., Term Loan, 5.365%, (1 mo. USD LIBOR + 2.25%), 3/15/27	2,088	1,904,115
GEE Holdings 2, LLC:
Term Loan, 11.604%, (3 mo. USD LIBOR + 8.00%), 3/24/25	120	118,728
Term Loan - Second Lien, 11.854%, (3 mo. USD LIBOR + 8.25%), 5.104% cash, 6.75% PIK, 3/23/26	255	195,225
Level 3 Financing, Inc., Term Loan, 4.865%, (1 mo. USD LIBOR + 1.75%), 3/1/27	2,575	2,453,081
Numericable Group S.A., Term Loan, 5.556%, (3 mo. USD LIBOR + 2.75%), 7/31/25	1,289	1,188,757
UPC Financing Partnership, Term Loan, 5.743%, (1 mo. USD LIBOR + 2.93%), 1/31/29	1,550	1,484,125
Virgin Media Bristol, LLC:
Term Loan, 5.318%, (1 mo. USD LIBOR + 2.50%), 1/31/28	2,725	2,606,918
Term Loan, 6.068%, (1 mo. USD LIBOR + 3.25%), 1/31/29	750	728,035
Ziggo Financing Partnership, Term Loan, 5.318%, (1 mo. USD LIBOR + 2.50%), 4/30/28	1,525	1,456,102
		$ 12,573,024

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Electrical Equipment — 0.2%
AZZ, Inc., Term Loan, 7.085%, (SOFR + 4.25%), 5/13/29(9)	$355	$ 346,180
II-VI Incorporated, Term Loan, 5.314%, (1 mo. USD LIBOR + 2.75%), 7/2/29	825	800,937
		$ 1,147,117
Electronic Equipment, Instruments & Components — 1.0%
Chamberlain Group, Inc., Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 11/3/28	$1,762	$ 1,607,540
Creation Technologies, Inc., Term Loan, 7.785%, (3 mo. USD LIBOR + 5.50%), 10/5/28	798	666,330
Ingram Micro, Inc., Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 6/30/28	494	481,999
Mirion Technologies, Inc., Term Loan, 5.627%, (6 mo. USD LIBOR + 2.75%), 10/20/28	571	547,146
Robertshaw US Holding Corp., Term Loan, 6.625%, (1 mo. USD LIBOR + 3.50%), 2/28/25	1,229	1,030,603
Verifone Systems, Inc., Term Loan, 6.997%, (3 mo. USD LIBOR + 4.00%), 8/20/25	1,675	1,500,088
		$ 5,833,706
Energy Equipment & Services — 0.1%
Ameriforge Group, Inc.:
Term Loan, 14.471%, (1 mo. USD LIBOR + 13.00%), 12/29/23(8)	$74	$ 36,908
Term Loan, 16.674%, (3 mo. USD LIBOR + 13.00%), 11.674% cash, 5.00% PIK, 12/31/23	587	291,060
Lealand Finance Company B.V., Term Loan, 7.115%, (1 mo. USD LIBOR + 4.00%), 4.115% cash, 3.00% PIK, 6/30/25	248	126,233
		$ 454,201
Engineering & Construction — 1.1%
Aegion Corporation, Term Loan, 7.865%, (1 mo. USD LIBOR + 4.75%), 5/17/28	$322	$ 296,814
Amentum Government Services Holdings, LLC, Term Loan, 7.393%, (SOFR + 4.00%), 2/15/29(9)	698	669,156
American Residential Services, LLC, Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 10/15/27	344	330,120
APi Group DE, Inc., Term Loan, 5.615%, (1 mo. USD LIBOR + 2.50%), 10/1/26	1,033	1,008,795
Centuri Group, Inc., Term Loan, 5.57%, (3 mo. USD LIBOR + 2.50%), 8/27/28	573	554,409
Northstar Group Services, Inc., Term Loan, 8.615%, (1 mo. USD LIBOR + 5.50%), 11/12/26	1,902	1,863,472
USIC Holdings, Inc., Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 5/12/28	1,485	1,395,900
		$ 6,118,666
Borrower/Description	Principal Amount (000's omitted)	Value
Entertainment — 2.4%
Alchemy Copyrights, LLC, Term Loan, 5.564%, (1 mo. USD LIBOR + 3.00%), 3/10/28	$784	$ 766,394
AMC Entertainment Holdings, Inc., Term Loan, 5.756%, (1 mo. USD LIBOR + 3.00%), 4/22/26	990	777,773
City Football Group Limited, Term Loan, 6.484%, (3 mo. USD LIBOR + 3.50%), 7/21/28	1,017	956,274
Creative Artists Agency, LLC, Term Loan, 6.865%, (1 mo. USD LIBOR + 3.75%), 11/27/26	1,240	1,222,761
Crown Finance US, Inc.:
DIP Loan, 0.00%, 9/7/23(8)	103	105,189
DIP Loan, 12.783%, (SOFR + 10.00%), 9/8/23	1,225	1,251,751
Term Loan, 4.25%, (3 mo. USD LIBOR + 2.75%), 9/30/26	1,072	453,123
Term Loan, 10.076%, (6 mo. USD LIBOR + 8.25%), 2/28/25	318	342,874
Term Loan, 18.924%, (3 mo. USD LIBOR + 15.25%), 10.674% cash, 8.25% PIK, 5/23/24	431	513,814
Delta 2 (LUX) S.a.r.l., Term Loan, 5.615%, (1 mo. USD LIBOR + 2.50%), 2/1/24	2,684	2,662,155
Playtika Holding Corp., Term Loan, 5.865%, (1 mo. USD LIBOR + 2.75%), 3/13/28	2,342	2,250,417
Renaissance Holding Corp., Term Loan, 7.096%, (SOFR + 4.50%), 3/30/29	175	167,871
UFC Holdings, LLC, Term Loan, 5.52%, (3 mo. USD LIBOR + 2.75%), 4/29/26	2,140	2,059,430
		$ 13,529,826
Food Products — 0.3%
CHG PPC Parent, LLC, Term Loan, 6.125%, (1 mo. USD LIBOR + 3.00%), 12/8/28	$373	$ 358,200
Del Monte Foods, Inc., Term Loan, 7.368%, (SOFR + 4.35%), 5/16/29	1,000	958,750
Shearer's Foods, Inc., Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 9/23/27	245	228,534
Sovos Brands Intermediate, Inc., Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 6/8/28	373	356,559
		$ 1,902,043
Gas Utilities — 0.5%
CQP Holdco, L.P., Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 6/5/28	$2,796	$ 2,702,881
		$ 2,702,881
Health Care Equipment & Supplies — 1.0%
Bayou Intermediate II, LLC, Term Loan, 7.302%, (3 mo. USD LIBOR + 4.50%), 8/2/28	$521	$ 496,312
CryoLife, Inc., Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 6/1/27	357	338,435

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Equipment & Supplies (continued)
Gloves Buyer, Inc., Term Loan, 7.115%, (1 mo. USD LIBOR + 4.00%), 12/29/27	$371	$ 340,915
ICU Medical, Inc., Term Loan, 5.886%, (SOFR + 2.25%), 1/8/29(9)	1,495	1,457,153
Journey Personal Care Corp., Term Loan, 7.924%, (3 mo. USD LIBOR + 4.25%), 3/1/28	1,681	1,091,400
Medline Borrower, L.P., Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 10/23/28	2,016	1,858,243
		$ 5,582,458
Health Care Providers & Services — 4.8%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 7.438%, (3 mo. USD LIBOR + 3.75%), 9/7/28	$2,784	$ 2,721,336
BW NHHC Holdco, Inc., Term Loan, 7.961%, (3 mo. USD LIBOR + 5.00%), 5/15/25	742	466,757
Cano Health, LLC, Term Loan, 7.134%, (SOFR + 4.00%), 11/23/27	1,037	1,003,372
CCRR Parent, Inc., Term Loan, 6.87%, (1 mo. USD LIBOR + 3.75%), 3/6/28	1,361	1,340,566
CHG Healthcare Services, Inc., Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 9/29/28	866	833,456
Covis Finco S.a.r.l., Term Loan, 10.203%, (SOFR + 6.50%), 2/18/27	878	699,806
Ensemble RCM, LLC, Term Loan, 6.556%, (3 mo. USD LIBOR + 3.75%), 8/3/26	3,010	2,944,105
Envision Healthcare Corporation:
Term Loan, 10.531%, (SOFR + 7.88%), 3/31/27	409	381,833
Term Loan - Second Lien, 6.83%, (SOFR + 4.25%), 3/31/27	2,901	1,328,544
LSCS Holdings, Inc., Term Loan, 8.174%, (3 mo. USD LIBOR + 4.50%), 12/16/28	1,117	1,071,900
MDVIP, Inc., Term Loan, 6.552%, (1 mo. USD LIBOR + 3.50%), 10/16/28	224	212,961
Medical Solutions Holdings, Inc.:
Term Loan, 3.50%, 11/1/28(8)	521	498,002
Term Loan, 6.377%, (USD LIBOR + 3.50%), 11/1/28(9)	3,242	3,089,999
National Mentor Holdings, Inc.:
Term Loan, 7.18%, (USD LIBOR + 3.75%), 3/2/28(9)	1,385	999,622
Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 3/2/28	39	27,886
Option Care Health, Inc., Term Loan, 5.865%, (1 mo. USD LIBOR + 2.75%), 10/27/28	347	340,970
Pacific Dental Services, LLC, Term Loan, 6.493%, (1 mo. USD LIBOR + 3.50%), 5/5/28	346	334,104
Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 9.365%, (1 mo. USD LIBOR + 6.25%), 2/13/26	150	143,719
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services (continued)
Phoenix Guarantor, Inc.:
Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 3/5/26	$941	$ 893,965
Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 3/5/26	1,051	997,982
Radnet Management, Inc., Term Loan, 6.115%, (1 mo. USD LIBOR + 3.00%), 4/21/28	1,223	1,173,236
Select Medical Corporation, Term Loan, 5.62%, (1 mo. USD LIBOR + 2.50%), 3/6/25	1,469	1,424,652
Signify Health, LLC, Term Loan, 5.877%, (6 mo. USD LIBOR + 3.25%), 6/22/28	964	959,330
TTF Holdings, LLC, Term Loan, 7.125%, (1 mo. USD LIBOR + 4.00%), 3/31/28	367	357,771
U.S. Anesthesia Partners, Inc., Term Loan, 6.814%, (1 mo. USD LIBOR + 4.25%), 10/1/28	1,114	1,047,272
WP CityMD Bidco, LLC, Term Loan, 6.924%, (3 mo. USD LIBOR + 3.25%), 12/22/28	2,289	2,193,282
		$ 27,486,428
Health Care Technology — 1.8%
Change Healthcare Holdings, LLC, Term Loan, 7.75%, (USD Prime + 1.50%), 3/1/24	$516	$ 514,799
eResearchTechnology, Inc., Term Loan, 7.615%, (1 mo. USD LIBOR + 4.50%), 2/4/27	172	161,188
Imprivata, Inc.:
Term Loan, 6.865%, (1 mo. USD LIBOR + 3.75%), 12/1/27	2,171	2,094,729
Term Loan, 7.284%, (SOFR + 4.25%), 12/1/27	224	217,564
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 7.115%, (1 mo. USD LIBOR + 4.00%), 12/18/28	896	826,099
Term Loan - Second Lien, 9.865%, (1 mo. USD LIBOR + 6.75%), 12/17/29	575	497,375
Navicure, Inc., Term Loan, 7.115%, (1 mo. USD LIBOR + 4.00%), 10/22/26	1,765	1,696,984
PointClickCare Technologies, Inc., Term Loan, 5.938%, (6 mo. USD LIBOR + 3.00%), 12/29/27	369	355,985
Project Ruby Ultimate Parent Corp., Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 3/10/28	1,186	1,110,873
Symplr Software, Inc., Term Loan, 7.634%, (SOFR + 4.50%), 12/22/27	1,282	1,210,587
Verscend Holding Corp., Term Loan, 7.115%, (1 mo. USD LIBOR + 4.00%), 8/27/25	1,693	1,652,541
		$ 10,338,724
Hotels, Restaurants & Leisure — 3.4%
Carnival Corporation:
Term Loan, 5.877%, (6 mo. USD LIBOR + 3.00%), 6/30/25	$271	$ 247,822

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Carnival Corporation: (continued)
Term Loan, 6.127%, (6 mo. USD LIBOR + 3.25%), 10/18/28	$2,159	$ 1,888,852
ClubCorp Holdings, Inc., Term Loan, 6.424%, (3 mo. USD LIBOR + 2.75%), 9/18/24	1,746	1,612,366
Fertitta Entertainment, LLC, Term Loan, 7.034%, (SOFR + 4.00%), 1/27/29	1,496	1,391,920
Hilton Grand Vacations Borrower, LLC, Term Loan, 6.115%, (1 mo. USD LIBOR + 3.00%), 8/2/28	644	623,257
IRB Holding Corp., Term Loan, 5.696%, (SOFR + 3.00%), 12/15/27	1,268	1,187,529
Playa Resorts Holding B.V., Term Loan, 5.87%, (1 mo. USD LIBOR + 2.75%), 4/29/24	1,475	1,426,611
Scientific Games International, Inc., Term Loan, 5.906%, (SOFR + 3.00%), 4/14/29	2,494	2,430,366
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.125%, (1 mo. USD LIBOR + 3.00%), 8/25/28	1,192	1,146,454
Stars Group Holdings B.V. (The):
Term Loan, 7/22/28(10)	1,325	1,295,425
Term Loan, 5.892%, (3 mo. USD LIBOR + 2.25%), 7/21/26	2,678	2,595,405
Travel Leaders Group, LLC, Term Loan, 7.115%, (1 mo. USD LIBOR + 4.00%), 1/25/24	1,997	1,837,510
Twin River Worldwide Holdings, Inc., Term Loan, 5.935%, (1 mo. USD LIBOR + 3.25%), 10/2/28	1,492	1,350,959
		$ 19,034,476
Household Durables — 0.6%
Libbey Glass, Inc., Term Loan, 10.455%, (3 mo. USD LIBOR + 8.00%), 11/13/25	$861	$ 884,069
Serta Simmons Bedding, LLC:
Term Loan, 10.793%, (1 mo. USD LIBOR + 7.50%), 8/10/23	870	847,759
Term Loan - Second Lien, 10.793%, (1 mo. USD LIBOR + 7.50%), 8/10/23	2,877	1,519,849
		$ 3,251,677
Household Products — 0.7%
Diamond (BC) B.V., Term Loan, 5.556%, (3 mo. USD LIBOR + 2.75%), 9/29/28	$2,484	$ 2,296,221
Energizer Holdings, Inc., Term Loan, 5.313%, (1 mo. USD LIBOR + 2.25%), 12/22/27	646	619,475
Kronos Acquisition Holdings, Inc.:
Term Loan, 6.82%, (3 mo. USD LIBOR + 3.75%), 12/22/26	737	683,452
Term Loan, 8.94%, (SOFR + 6.00%), 12/22/26	347	329,138
		$ 3,928,286
Borrower/Description	Principal Amount (000's omitted)	Value
Independent Power and Renewable Electricity Producers — 0.0%(3)
Longview Power, LLC, Term Loan, 13.674%, (3 mo. USD LIBOR + 10.00%), 7/30/25	$71	$ 70,253
		$ 70,253
Industrial Conglomerates — 0.2%
SPX Flow, Inc., Term Loan, 7.634%, (SOFR + 4.50%), 4/5/29	$1,275	$ 1,180,969
		$ 1,180,969
Insurance — 1.9%
Alliant Holdings Intermediate, LLC:
Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 5/9/25	$460	$ 441,395
Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 5/9/25	363	348,119
Term Loan, 6.493%, (1 mo. USD LIBOR + 3.50%), 11/6/27	990	942,427
AssuredPartners, Inc.:
Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 2/12/27	1,233	1,168,568
Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 2/12/27	992	940,042
Hub International Limited:
Term Loan, 5.766%, (3 mo. USD LIBOR + 3.00%), 4/25/25	1,147	1,105,583
Term Loan, 5.982%, (3 mo. USD LIBOR + 3.25%), 4/25/25	980	945,842
NFP Corp., Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 2/15/27	2,336	2,197,774
Ryan Specialty Group, LLC, Term Loan, 6.134%, (SOFR + 3.00%), 9/1/27	637	617,890
USI, Inc.:
Term Loan, 6.424%, (3 mo. USD LIBOR + 2.75%), 5/16/24	1,003	978,390
Term Loan, 6.924%, (3 mo. USD LIBOR + 3.25%), 12/2/26	997	964,444
		$ 10,650,474
Interactive Media & Services — 0.8%
Buzz Finco, LLC, Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 1/29/27	$33	$ 32,713
Camelot U.S. Acquisition, LLC:
Term Loan, 6.115%, (1 mo. USD LIBOR + 3.00%), 10/30/26	1,313	1,274,582
Term Loan, 6.115%, (1 mo. USD LIBOR + 3.00%), 10/30/26	496	481,016
Foundational Education Group, Inc., Term Loan, 7.565%, (SOFR + 3.75%), 8/31/28	1,414	1,329,454

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Interactive Media & Services (continued)
Getty Images, Inc., Term Loan, 7.625%, (3 mo. USD LIBOR + 4.50%), 2/19/26	$897	$ 892,667
Match Group, Inc., Term Loan, 4.692%, (3 mo. USD LIBOR + 1.75%), 2/13/27	525	504,437
		$ 4,514,869
Internet & Direct Marketing Retail — 0.5%
Adevinta ASA, Term Loan, 6.674%, (3 mo. USD LIBOR + 3.00%), 6/26/28	$664	$ 648,845
CNT Holdings I Corp., Term Loan, 6.248%, (SOFR + 3.50%), 11/8/27	1,606	1,532,824
Hoya Midco, LLC, Term Loan, 6.284%, (SOFR + 3.25%), 2/3/29	673	646,220
		$ 2,827,889
IT Services — 4.1%
Asurion, LLC:
Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 12/23/26	$2,948	$ 2,505,375
Term Loan, 7.703%, (SOFR + 4.00%), 8/19/28	575	494,706
Term Loan - Second Lien, 8.365%, (1 mo. USD LIBOR + 5.25%), 1/31/28	930	712,225
Cyxtera DC Holdings, Inc., Term Loan, 5.79%, (3 mo. USD LIBOR + 3.00%), 5/1/24	2,992	2,740,806
Endure Digital, Inc., Term Loan, 6.185%, (1 mo. USD LIBOR + 3.50%), 2/10/28	2,918	2,480,396
EP Purchaser, LLC, Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 11/6/28	348	340,777
Gainwell Acquisition Corp., Term Loan, 7.674%, (3 mo. USD LIBOR + 4.00%), 10/1/27	4,082	3,901,543
Go Daddy Operating Company, LLC:
Term Loan, 4.865%, (1 mo. USD LIBOR + 1.75%), 2/15/24	984	976,345
Term Loan, 5.115%, (1 mo. USD LIBOR + 2.00%), 8/10/27	709	689,051
Indy US Bidco, LLC, Term Loan, 6.865%, (1 mo. USD LIBOR + 3.75%), 3/5/28	443	400,423
Informatica, LLC, Term Loan, 5.875%, (1 mo. USD LIBOR + 2.75%), 10/27/28	3,159	3,069,618
NAB Holdings, LLC, Term Loan, 6.703%, (SOFR + 3.00%), 11/23/28	3,107	2,962,045
Rackspace Technology Global, Inc., Term Loan, 5.617%, (3 mo. USD LIBOR + 2.75%), 2/15/28	2,359	1,693,291
WEX, Inc., Term Loan, 5.365%, (1 mo. USD LIBOR + 2.25%), 3/31/28	296	287,435
		$ 23,254,036
Borrower/Description	Principal Amount (000's omitted)	Value
Leisure Products — 0.4%
Fender Musical Instruments Corporation, Term Loan, 6.754%, (SOFR + 4.00%), 12/1/28	$273	$ 233,472
Hayward Industries, Inc., Term Loan, 5.615%, (1 mo. USD LIBOR + 2.50%), 5/30/28	1,513	1,428,902
SRAM, LLC, Term Loan, 5.824%, (USD LIBOR + 2.75%), 5/18/28(9)	646	612,060
		$ 2,274,434
Life Sciences Tools & Services — 1.1%
Avantor Funding, Inc., Term Loan, 5.365%, (1 mo. USD LIBOR + 2.25%), 11/8/27	$1,150	$ 1,124,568
Cambrex Corporation, Term Loan, 6.634%, (SOFR + 3.60%), 12/4/26	169	162,047
Curia Global, Inc., Term Loan, 6.556%, (3 mo. USD LIBOR + 3.75%), 8/30/26	147	136,945
ICON Luxembourg S.a.r.l., Term Loan, 5.938%, (3 mo. USD LIBOR + 2.25%), 7/3/28	2,818	2,757,539
Loire Finco Luxembourg S.a.r.l., Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 4/21/27	244	224,876
Packaging Coordinators Midco, Inc., Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 11/30/27	223	212,103
PRA Health Sciences, Inc., Term Loan, 5.938%, (3 mo. USD LIBOR + 2.25%), 7/3/28	702	687,043
Sotera Health Holdings, LLC, Term Loan, 5.865%, (1 mo. USD LIBOR + 2.75%), 12/11/26	1,125	995,625
		$ 6,300,746
Machinery — 3.6%
AI Aqua Merger Sub, Inc., Term Loan, 6.346%, (SOFR + 3.75%), 7/31/28	$1,746	$ 1,627,795
Albion Financing 3 S.a.r.l., Term Loan, 8.009%, (3 mo. USD LIBOR + 5.25%), 8/17/26	1,265	1,201,375
Ali Group North America Corporation, Term Loan, 5.149%, (1 mo. USD LIBOR + 2.00%), 7/30/29	1,159	1,122,137
Alliance Laundry Systems, LLC, Term Loan, 5.955%, (3 mo. USD LIBOR + 3.50%), 10/8/27	1,166	1,119,789
American Trailer World Corp., Term Loan, 6.884%, (SOFR + 3.75%), 3/3/28	1,088	994,964
Apex Tool Group, LLC, Term Loan, 8.098%, (SOFR + 5.25%), 2/8/29	747	666,105
Clark Equipment Company, Term Loan, 6.153%, (SOFR + 2.50%), 4/20/29	647	633,815
Conair Holdings, LLC, Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 5/17/28	1,064	897,961
CPM Holdings, Inc., Term Loan, 6.064%, (1 mo. USD LIBOR + 3.50%), 11/17/25	1,431	1,386,732
Delachaux Group S.A., Term Loan, 7.306%, (3 mo. USD LIBOR + 4.50%), 4/16/26	351	320,822

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
Engineered Machinery Holdings, Inc., Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 5/19/28	$1,856	$ 1,788,552
Filtration Group Corporation, Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 10/21/28	1,093	1,039,470
Gates Global, LLC, Term Loan, 5.615%, (1 mo. USD LIBOR + 2.50%), 3/31/27	1,385	1,335,326
Granite Holdings US Acquisition Co., Term Loan, 7.688%, (3 mo. USD LIBOR + 4.00%), 9/30/26	1,359	1,319,629
Icebox Holdco III, Inc.:
Term Loan, 3.75%, 12/22/28(8)	249	235,521
Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 12/22/28	1,195	1,132,662
Madison IAQ, LLC, Term Loan, 6.815%, (3 mo. USD LIBOR + 3.25%), 6/21/28	2,466	2,284,335
Penn Engineering & Manufacturing Corp., Term Loan, 6.424%, (3 mo. USD LIBOR + 2.75%), 6/27/24	132	128,024
Titan Acquisition Limited, Term Loan, 5.877%, (6 mo. USD LIBOR + 3.00%), 3/28/25	1,154	1,041,682
Vertical US Newco, Inc., Term Loan, 6.871%, (6 mo. USD LIBOR + 3.50%), 7/30/27	296	283,411
		$ 20,560,107
Media — 2.0%
Diamond Sports Group, LLC:
Term Loan, 10.696%, (SOFR + 8.00%), 5/26/26	$354	$ 338,939
Term Loan - Second Lien, 5.946%, (SOFR + 3.25%), 8/24/26	1,229	249,476
Hubbard Radio, LLC, Term Loan, 7.37%, (1 mo. USD LIBOR + 4.25%), 3/28/25	394	343,854
iHeartCommunications, Inc.:
Term Loan, 6.115%, (1 mo. USD LIBOR + 3.00%), 5/1/26	438	412,430
Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 5/1/26	223	210,083
Magnite, Inc., Term Loan, 8.174%, (USD LIBOR + 5.00%), 4/28/28(9)	939	899,440
Mission Broadcasting, Inc., Term Loan, 5.064%, (1 mo. USD LIBOR + 2.50%), 6/2/28	272	268,643
MJH Healthcare Holdings, LLC, Term Loan, 6.634%, (SOFR + 3.50%), 1/28/29	249	236,313
Nexstar Broadcasting, Inc., Term Loan, 5.615%, (1 mo. USD LIBOR + 2.50%), 9/18/26	1,976	1,954,169
Recorded Books, Inc., Term Loan, 7.075%, (SOFR + 4.00%), 8/29/25	1,188	1,147,094
Sinclair Television Group, Inc.:
Term Loan, 5.62%, (1 mo. USD LIBOR + 2.50%), 9/30/26	1,460	1,390,530
Term Loan, 6.12%, (1 mo. USD LIBOR + 3.00%), 4/1/28	1,794	1,693,681
Borrower/Description	Principal Amount (000's omitted)	Value
Media (continued)
Univision Communications, Inc.:
Term Loan, 5.865%, (1 mo. USD LIBOR + 2.75%), 3/15/24	$219	$ 217,122
Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 3/15/26	2,022	1,925,132
		$ 11,286,906
Metals/Mining — 0.4%
American Consolidated Natural Resources, Inc., Term Loan, 19.084%, (1 mo. USD LIBOR + 16.00%), 16.084% cash, 3.00% PIK, 9/16/25	$56	$ 56,380
Dynacast International, LLC, Term Loan, 7.48%, (3 mo. USD LIBOR + 4.50%), 7/22/25	856	760,098
WireCo WorldGroup, Inc., Term Loan, 7.188%, (3 mo. USD LIBOR + 4.25%), 11/13/28	411	398,223
Zekelman Industries, Inc., Term Loan, 5.604%, (3 mo. USD LIBOR + 2.00%), 1/24/27	1,202	1,151,677
		$ 2,366,378
Oil, Gas & Consumable Fuels — 1.4%
Centurion Pipeline Company, LLC, Term Loan, 7.115%, (1 mo. USD LIBOR + 4.00%), 9/28/25	$148	$ 145,348
CITGO Petroleum Corporation, Term Loan, 9.365%, (1 mo. USD LIBOR + 6.25%), 3/28/24	2,754	2,754,395
Delek US Holdings, Inc., Term Loan, 8.615%, (1 mo. USD LIBOR + 5.50%), 3/31/25	414	410,231
Freeport LNG Investments, LLLP, Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), 12/21/28	1,062	983,295
GIP II Blue Holding, L.P, Term Loan, 8.174%, (3 mo. USD LIBOR + 4.50%), 9/29/28	945	932,808
ITT Holdings, LLC, Term Loan, 5.865%, (1 mo. USD LIBOR + 2.75%), 7/10/28	995	952,939
Oryx Midstream Services Permian Basin, LLC, Term Loan, 6.211%, (3 mo. USD LIBOR + 3.25%), 10/5/28	670	650,663
Oxbow Carbon, LLC, Term Loan, 7.878%, (3 mo. USD LIBOR + 4.25%), 10/17/25	225	223,735
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 11.115%, (1 mo. USD LIBOR + 8.00%), 8/27/26	215	214,196
UGI Energy Services, LLC, Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 8/13/26	750	746,813
		$ 8,014,423
Pharmaceuticals — 2.0%
Akorn, Inc., Term Loan, 9.777%, (3 mo. USD LIBOR + 7.50%), 10/1/25	$248	$ 239,771
Amneal Pharmaceuticals, LLC, Term Loan, 6.903%, (USD LIBOR + 3.50%), 5/4/25(9)	2,060	1,719,879

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Pharmaceuticals (continued)
Bausch Health Companies, Inc., Term Loan, 8.098%, (SOFR + 5.25%), 2/1/27	$3,415	$ 2,637,623
Horizon Therapeutics USA, Inc., Term Loan, 5.125%, (1 mo. USD LIBOR + 2.00%), 5/22/26	668	647,491
Jazz Financing Lux S.a.r.l., Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 5/5/28	2,795	2,705,665
Mallinckrodt International Finance S.A.:
Term Loan, 8.733%, (3 mo. USD LIBOR + 5.25%), 9/30/27	3,551	2,965,216
Term Loan, 8.983%, (3 mo. USD LIBOR + 5.50%), 9/30/27	382	318,321
		$ 11,233,966
Professional Services — 1.8%
APFS Staffing Holdings, Inc., Term Loan, 6.855%, (SOFR + 4.00%), 12/29/28(9)	$249	$ 239,422
Brown Group Holding, LLC:
Term Loan, 5.615%, (1 mo. USD LIBOR + 2.50%), 6/7/28	392	373,583
Term Loan, 6.784%, (SOFR + 3.75%), 7/2/29	225	218,461
CoreLogic, Inc., Term Loan, 6.625%, (1 mo. USD LIBOR + 3.50%), 6/2/28	2,592	1,965,377
Deerfield Dakota Holding, LLC, Term Loan, 6.784%, (SOFR + 3.75%), 4/9/27	1,092	1,037,977
EAB Global, Inc., Term Loan, 6.306%, (3 mo. USD LIBOR + 3.50%), 8/16/28	1,363	1,283,600
Employbridge, LLC, Term Loan, 8.424%, (3 mo. USD LIBOR + 4.75%), 7/19/28	1,139	1,020,381
Rockwood Service Corporation, Term Loan, 7.365%, (1 mo. USD LIBOR + 4.25%), 1/23/27	909	886,173
Trans Union, LLC:
Term Loan, 4.865%, (1 mo. USD LIBOR + 1.75%), 11/16/26	1,084	1,049,287
Term Loan, 5.365%, (1 mo. USD LIBOR + 2.25%), 12/1/28	1,468	1,426,151
Vaco Holdings, LLC, Term Loan, 8.683%, (SOFR + 5.00%), 1/21/29(9)	744	725,766
		$ 10,226,178
Real Estate Management & Development — 0.3%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 5.865%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$517	$ 495,197
RE/MAX International, Inc., Term Loan, 5.625%, (1 mo. USD LIBOR + 2.50%), 7/21/28	1,160	1,096,979
		$ 1,592,176
Borrower/Description	Principal Amount (000's omitted)	Value
Road & Rail — 1.6%
Grab Holdings, Inc., Term Loan, 7.62%, (1 mo. USD LIBOR + 4.50%), 1/29/26	$2,123	$ 2,002,126
Hertz Corporation, (The):
Term Loan, 6.37%, (1 mo. USD LIBOR + 3.25%), 6/30/28	769	728,878
Term Loan, 6.37%, (1 mo. USD LIBOR + 3.25%), 6/30/28	147	139,104
Kenan Advantage Group, Inc., Term Loan, 6.865%, (1 mo. USD LIBOR + 3.75%), 3/24/26	1,449	1,378,177
PODS, LLC, Term Loan, 6.115%, (1 mo. USD LIBOR + 3.00%), 3/31/28	1,581	1,501,979
Uber Technologies, Inc., Term Loan, 6.57%, (3 mo. USD LIBOR + 3.50%), 4/4/25	3,344	3,283,161
		$ 9,033,425
Semiconductors & Semiconductor Equipment — 1.3%
Altar Bidco, Inc., Term Loan, 5.256%, (SOFR + 3.10%), 2/1/29(9)	$2,045	$ 1,919,626
Bright Bidco B.V.:
DIP Loan, 10.903%, (SOFR + 8.00%), 2/28/23	128	129,382
Term Loan, 0.00%, 6/30/24(11)	1,093	370,411
MKS Instruments, Inc., Term Loan, 5.868%, (SOFR + 2.75%), 8/17/29	4,340	4,246,421
Ultra Clean Holdings, Inc., Term Loan, 6.865%, (1 mo. USD LIBOR + 3.75%), 8/27/25	524	515,371
		$ 7,181,211
Software — 15.7%
Applied Systems, Inc., Term Loan, 6.674%, (3 mo. USD LIBOR + 3.00%), 9/19/24	$3,798	$ 3,714,624
AppLovin Corporation, Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 8/15/25	3,714	3,618,102
Aptean, Inc., Term Loan, 7.32%, (3 mo. USD LIBOR + 4.25%), 4/23/26	3,148	3,006,662
Astra Acquisition Corp.:
Term Loan, 8.365%, (1 mo. USD LIBOR + 5.25%), 10/25/28	876	737,765
Term Loan - Second Lien, 11.99%, (1 mo. USD LIBOR + 8.88%), 10/25/29	1,375	1,257,823
Banff Merger Sub, Inc., Term Loan, 6.865%, (1 mo. USD LIBOR + 3.75%), 10/2/25	2,038	1,936,621
Cast and Crew Payroll, LLC, Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 2/9/26	997	975,805
CDK Global, Inc., Term Loan, 6.61%, (SOFR + 4.50%), 7/6/29	3,000	2,895,468

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
CentralSquare Technologies, LLC, Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 8/29/25	$492	$ 432,510
Ceridian HCM Holding, Inc., Term Loan, 5.615%, (1 mo. USD LIBOR + 2.50%), 4/30/25	2,040	1,938,000
Cloudera, Inc.:
Term Loan, 6.865%, (1 mo. USD LIBOR + 3.75%), 10/8/28	1,639	1,456,889
Term Loan - Second Lien, 9.115%, (1 mo. USD LIBOR + 6.00%), 10/8/29	600	516,000
Constant Contact, Inc., Term Loan, 6.423%, (3 mo. USD LIBOR + 4.00%), 2/10/28	1,139	1,021,956
Cornerstone OnDemand, Inc., Term Loan, 6.865%, (1 mo. USD LIBOR + 3.75%), 10/16/28	1,070	903,833
Delta TopCo, Inc., Term Loan, 6.832%, (3 mo. USD LIBOR + 3.75%), 12/1/27	864	785,217
E2open, LLC, Term Loan, 6.644%, (3 mo. USD LIBOR + 3.50%), 2/4/28	1,562	1,502,309
ECI Macola Max Holding, LLC, Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 11/9/27	2,347	2,231,290
Epicor Software Corporation, Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 7/30/27	3,195	2,996,757
Finastra USA, Inc.:
Term Loan, 6.871%, (6 mo. USD LIBOR + 3.50%), 6/13/24	3,573	3,139,540
Term Loan - Second Lien, 8.489%, (6 mo. USD LIBOR + 7.25%), 6/13/25	1,000	823,125
Fiserv Investment Solutions, Inc., Term Loan, 6.961%, (3 mo. USD LIBOR + 4.00%), 2/18/27	391	376,337
GoTo Group, Inc., Term Loan, 7.802%, (1 mo. USD LIBOR + 4.75%), 8/31/27	2,095	1,465,274
Greeneden U.S. Holdings II, LLC, Term Loan, 7.115%, (1 mo. USD LIBOR + 4.00%), 12/1/27	493	470,214
Hyland Software, Inc., Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 7/1/24	3,461	3,360,039
IGT Holding IV AB, Term Loan, 7.074%, (3 mo. USD LIBOR + 3.40%), 3/31/28	1,084	1,045,578
Imperva, Inc., Term Loan, 6.921%, (3 mo. USD LIBOR + 4.00%), 1/12/26	367	312,294
Ivanti Software, Inc.:
Term Loan, 7.144%, (3 mo. USD LIBOR + 4.00%), 12/1/27	443	346,104
Term Loan, 7.332%, (3 mo. USD LIBOR + 4.25%), 12/1/27	1,559	1,223,392
MA FinanceCo., LLC, Term Loan, 7.418%, (3 mo. USD LIBOR + 4.25%), 6/5/25	1,210	1,197,238
Magenta Buyer, LLC:
Term Loan, 7.87%, (1 mo. USD LIBOR + 4.75%), 7/27/28	4,005	3,624,129
Term Loan - Second Lien, 11.37%, (1 mo. USD LIBOR + 8.25%), 7/27/29	1,475	1,353,313
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Marcel LUX IV S.a.r.l.:
Term Loan, 6.355%, (SOFR + 3.25%), 3/15/26	$2,141	$ 2,087,381
Term Loan, 7.105%, (SOFR + 4.00%), 12/31/27	61	59,874
Maverick Bidco, Inc., Term Loan, 6.556%, (3 mo. USD LIBOR + 3.75%), 5/18/28	620	596,313
McAfee, LLC, Term Loan, 6.362%, (SOFR + 3.75%), 3/1/29	2,569	2,352,374
Mediaocean, LLC, Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 12/15/28	522	493,209
MH Sub I, LLC, Term Loan, 6.865%, (1 mo. USD LIBOR + 3.75%), 9/13/24	322	307,232
Mitnick Corporate Purchaser, Inc., Term Loan, 7.393%, (SOFR + 4.75%), 5/2/29	425	405,167
NortonLifeLock, Inc., Term Loan, 4.848%, (SOFR + 2.00%), 9/12/29	775	745,938
Panther Commercial Holdings, L.P., Term Loan, 7.306%, (3 mo. USD LIBOR + 4.50%), 1/7/28	1,605	1,484,908
Polaris Newco, LLC, Term Loan, 7.674%, (1 mo. USD LIBOR + 4.00%), 6/2/28	1,554	1,437,805
Proofpoint, Inc., Term Loan, 6.32%, (3 mo. USD LIBOR + 3.25%), 8/31/28	2,327	2,190,944
Quest Software US Holdings, Inc., Term Loan, 6.977%, (SOFR + 4.25%), 2/1/29	2,500	1,864,582
RealPage, Inc., Term Loan, 6.115%, (1 mo. USD LIBOR + 3.00%), 4/24/28	2,277	2,136,823
Redstone Holdco 2 L.P., Term Loan, 7.533%, (3 mo. USD LIBOR + 4.75%), 4/27/28	2,079	1,554,053
Sabre GLBL, Inc.:
Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 12/17/27	762	693,658
Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 12/17/27	478	435,152
Seattle Spinco, Inc., Term Loan, 5.865%, (1 mo. USD LIBOR + 2.75%), 6/21/24	1,269	1,244,223
SkillSoft Corporation, Term Loan, 7.96%, (SOFR + 5.25%), 7/14/28	637	546,403
SolarWinds Holdings, Inc., Term Loan, 5.865%, (1 mo. USD LIBOR + 2.75%), 2/5/24	3,232	3,182,739
Sophia, L.P., Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 10/7/27	2,967	2,859,341
Sovos Compliance, LLC, Term Loan, 7.615%, (1 mo. USD LIBOR + 4.50%), 8/11/28	1,093	1,046,126
SS&C Technologies, Inc.:
Term Loan, 5.384%, (SOFR + 2.25%), 3/22/29	238	231,183
Term Loan, 5.384%, (SOFR + 2.25%), 3/22/29	337	326,438
SurveyMonkey, Inc., Term Loan, 6.87%, (1 mo. USD LIBOR + 3.75%), 10/10/25	776	752,558
Turing Midco, LLC, Term Loan, 5.865%, (1 mo. USD LIBOR + 2.75%), 3/23/28	283	276,349

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Ultimate Software Group, Inc. (The):
Term Loan, 5.535%, (3 mo. USD LIBOR + 3.25%), 5/4/26	$2,425	$ 2,299,935
Term Loan, 6.865%, (1 mo. USD LIBOR + 3.75%), 5/4/26	1,310	1,250,845
Term Loan - Second Lien, 5/3/27(10)	500	475,000
Veritas US, Inc., Term Loan, 8.674%, (3 mo. USD LIBOR + 5.00%), 9/1/25	1,269	1,011,275
Vision Solutions, Inc., Term Loan, 6.783%, (3 mo. USD LIBOR + 4.00%), 4/24/28	991	875,322
VS Buyer, LLC, Term Loan, 6.115%, (1 mo. USD LIBOR + 3.00%), 2/28/27	3,271	3,164,861
		$ 89,052,219
Specialty Retail — 2.0%
David's Bridal, Inc.:
Term Loan, 9.115%, (1 mo. USD LIBOR + 6.00%), 6/30/23	$295	$ 274,658
Term Loan, 12.74%, (3 mo. USD LIBOR +10.00%), 7.74% cash, 5.00% PIK, 6/23/23	245	235,469
Great Outdoors Group, LLC, Term Loan, 6.865%, (1 mo. USD LIBOR + 3.75%), 3/6/28	2,539	2,349,738
Harbor Freight Tools USA, Inc., Term Loan, 5.865%, (1 mo. USD LIBOR + 2.75%), 10/19/27	3,333	3,029,124
Les Schwab Tire Centers, Term Loan, 6.58%, (3 mo. USD LIBOR + 3.25%), 11/2/27	3,669	3,512,769
LIDS Holdings, Inc., Term Loan, 8.99%, (SOFR + 5.50%), 12/14/26	385	330,618
Mattress Firm, Inc., Term Loan, 8.433%, (6 mo. USD LIBOR + 4.25%), 9/25/28	990	873,056
PetSmart, Inc., Term Loan, 6.87%, (1 mo. USD LIBOR + 3.75%), 2/11/28	855	811,208
		$ 11,416,640
Thrifts & Mortgage Finance — 0.2%
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/23(11)	$1,375	$ 171,914
Walker & Dunlop, Inc., Term Loan, 5.384%, (SOFR + 2.25%), 12/16/28	893	870,918
		$ 1,042,832
Trading Companies & Distributors — 1.9%
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 4.764%, (1 mo. USD LIBOR + 1.75%), 1/15/25	$1,493	$ 1,460,020
Term Loan, 5.264%, (1 mo. USD LIBOR + 2.25%), 12/1/27	1,105	1,079,522
Borrower/Description	Principal Amount (000's omitted)	Value
Trading Companies & Distributors (continued)
Beacon Roofing Supply, Inc., Term Loan, 5.365%, (1 mo. USD LIBOR + 2.25%), 5/19/28	$667	$ 644,761
Core & Main L.P., Term Loan, 5.479%, (USD LIBOR + 2.50%), 7/27/28(9)	1,015	972,257
DXP Enterprises, Inc., Term Loan, 7.865%, (1 mo. USD LIBOR + 4.75%), 12/16/27	368	353,700
Electro Rent Corporation, Term Loan, 7.732%, (3 mo. USD LIBOR + 5.00%), 1/31/24	1,857	1,806,306
Hillman Group, Inc. (The):
Term Loan, 2.994%, (1 mo. USD LIBOR + 2.75%), 7/14/28(8)	46	44,429
Term Loan, 5.834%, (1 mo. USD LIBOR + 2.75%), 7/14/28	192	183,781
Park River Holdings, Inc., Term Loan, 5.527%, (3 mo. USD LIBOR + 3.25%), 12/28/27	395	337,582
Spin Holdco, Inc., Term Loan, 7.144%, (3 mo. USD LIBOR + 4.00%), 3/4/28	3,025	2,664,431
SRS Distribution, Inc.:
Term Loan, 6.177%, (SOFR + 3.50%), 6/2/28	323	298,516
Term Loan, 6.306%, (3 mo. USD LIBOR + 3.50%), 6/2/28	718	660,779
		$ 10,506,084
Transportation Infrastructure — 0.2%
KKR Apple Bidco, LLC, Term Loan, 5.865%, (1 mo. USD LIBOR + 2.75%), 9/23/28	$1,144	$ 1,095,248
		$ 1,095,248
Wireless Telecommunication Services — 0.2%
Digicel International Finance Limited, Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 5/28/24	$1,374	$ 1,228,430
		$ 1,228,430
Total Senior Floating-Rate Loans (identified cost $504,289,462)		$468,932,002

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(5)(6)	118,649	$ 0
		$ 0

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(4)(5)(6)	3,427	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 5.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(12)	29,995,872	$ 29,995,872
Total Short-Term Investments (identified cost $29,995,872)		$ 29,995,872
Total Investments — 99.4% (identified cost $609,614,817)		$563,163,188
Less Unfunded Loan Commitments — (0.2)%		$ (1,009,343)
Net Investments — 99.2% (identified cost $608,605,474)		$562,153,845
Other Assets, Less Liabilities — 0.8%		$ 4,200,259
Net Assets — 100.0%		$566,354,104
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2022, the aggregate value of these securities is $57,053,810 or 10.1% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2022.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Non-income producing security.
(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At September 30, 2022, the total value of unfunded loan commitments is $1,037,170.
(9)	The stated interest rate represents the weighted average interest rate at September 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(10)	This Senior Loan will settle after September 30, 2022, at which time the interest rate will be determined.
(11)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.
Abbreviations:
DIP	– Debtor In Possession
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at September 30, 2022.
Affiliated Investments
At September 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $29,995,872, which represents 5.3% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$47,730,235	$95,499,495	$(143,231,814)	$534	$1,550	$ —	$18,658	—
Liquidity Fund	—	275,802,377	(245,806,505)	—	—	29,995,872	221,246	29,995,872
Total				$534	$1,550	$29,995,872	$239,904
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 17,314,713	$ —	$ 17,314,713
Common Stocks	379,084	1,986,045	363,214	2,728,343
Convertible Preferred Stocks	—	630,292	—	630,292
Corporate Bonds	—	39,854,433	—	39,854,433
Exchange-Traded Funds	3,106,120	—	—	3,106,120
Preferred Stocks	—	601,413	0	601,413
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	467,750,514	172,145	467,922,659
Warrants	—	0	0	0
Short-Term Investments	29,995,872	—	—	29,995,872
Total Investments	$33,481,076	$528,137,410	$535,359	$562,153,845
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2022 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.